Note 4 - Accounts Receivable - Components of Accounts Receivable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Accounts receivable	$ 493,925	$ 292,849